August 19, 2020

Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Guinness Atkinson Funds, File Nos. 33-75340; 811-08360 (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, attached please find for filing under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Rule 485(a)(2) thereunder, a copy of Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (Post-Effective Amendement No. 110 under the Investment Company Act of 1940, as amended). The amendment registers a new series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (332) 333-1979 or Alexandra.alberstadt@practus.com

Respectfully submitted,

/s/ Alexandra K. Alberstadt
Alexandra K. Alberstadt